Schedule of Valuation accounts (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts [Member]
Valuation Allowances and Reserves, Balance	€ 1,094	€ 1,602	€ 1,272	€ 1,079
Charges to costs and expenses	186	516	191
Deductions: write-off provided in prior periods	(693)	(186)	2
Inventory Valuation Reserve [Member]
Valuation Allowances and Reserves, Balance	737	934	1,166	871
Charges to costs and expenses	225	124	428
Deductions: write-off provided in prior periods	€ (422)	€ (356)	€ (133)